American Century Investments®
Quarterly Portfolio Holdings
International Opportunities Fund
February 28, 2021

International Opportunities - Schedule of Investments
FEBRUARY 28, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.8%
Australia — 5.0%
carsales.com Ltd.	282,310	4,050,225
Kogan.com Ltd.	371,882	3,989,587
NEXTDC Ltd.(1)	828,534	7,124,934
Nickel Mines Ltd.	5,003,216	5,403,048
Redbubble Ltd.(1)	875,103	3,432,522
Seven Group Holdings Ltd.(2)	555,298	9,290,379
Temple & Webster Group Ltd.(1)(2)	394,541	2,813,313
		36,104,008
Brazil — 2.4%
Locaweb Servicos de Internet SA	1,122,552	5,704,700
Movida Participacoes SA	929,000	2,950,680
Pet Center Comercio e Participacoes SA	1,162,648	4,306,872
Randon SA Implementos e Participacoes, Preference Shares	1,998,200	4,649,464
		17,611,716
Canada — 9.4%
Alamos Gold, Inc., Class A, (New York)	492,638	3,497,730
BRP, Inc.	97,867	7,071,248
CAE, Inc.	296,094	7,836,277
Descartes Systems Group, Inc. (The)(1)	62,715	3,671,927
Element Fleet Management Corp.	561,739	5,508,803
Finning International, Inc.	221,950	5,792,047
FirstService Corp.	25,638	3,890,022
Innergex Renewable Energy, Inc.	168,931	3,196,494
Kinaxis, Inc.(1)	13,585	1,836,099
Nuvei Corp.(1)	115,727	6,082,611
Parex Resources, Inc.(1)	435,371	6,958,547
Stantec, Inc.	46,123	1,814,693
TFI International, Inc.	146,226	10,213,759
		67,370,257
China — 6.3%
21Vianet Group, Inc., ADR(1)	173,844	6,334,875
China Lesso Group Holdings Ltd.	2,271,000	4,192,748
China Yongda Automobiles Services Holdings Ltd.	7,115,500	10,417,906
Daqo New Energy Corp., ADR(1)	51,111	5,328,322
Kingsoft Cloud Holdings Ltd., ADR(1)	169,273	9,966,794
Minth Group Ltd.	1,296,000	5,685,613
Times Neighborhood Holdings Ltd.	3,579,000	3,095,220
		45,021,478
Denmark — 1.9%
ALK-Abello A/S(1)	19,815	8,335,178
Netcompany Group A/S(1)	8,287	740,117
Royal Unibrew A/S	43,566	4,483,914
		13,559,209
Finland — 2.5%
Huhtamaki Oyj	80,461	3,618,580
Metso Outotec Oyj	959,377	10,770,563
QT Group Oyj(1)	34,207	3,334,076
		17,723,219

France — 2.9%
APERAM SA	165,351	6,920,523
Elis SA(1)	331,355	5,730,543
SOITEC(1)	39,012	8,219,219
		20,870,285
Germany — 3.7%
Dermapharm Holding SE	84,878	6,008,966
flatexDEGIRO AG(1)	82,816	8,710,694
LPKF Laser & Electronics AG	122,974	3,845,517
ProSiebenSat.1 Media SE(1)	214,355	4,388,444
SMA Solar Technology AG(1)	56,113	3,594,717
		26,548,338
Hong Kong — 0.8%
Man Wah Holdings Ltd.	2,714,000	5,934,224
India — 1.6%
Ashok Leyland Ltd.	3,167,969	5,534,602
Indraprastha Gas Ltd.	906,814	6,131,225
		11,665,827
Indonesia — 1.0%
Bank Tabungan Negara Persero Tbk PT	49,988,600	7,248,391
Israel — 3.6%
Inmode Ltd.(1)	120,066	8,279,752
Kornit Digital Ltd.(1)	91,118	10,308,179
Nova Measuring Instruments Ltd.(1)	90,924	7,637,616
		26,225,547
Japan — 17.1%
Anritsu Corp.	316,700	6,777,933
Asics Corp.	202,300	3,344,589
ASKUL Corp.	144,100	4,764,875
BASE, Inc.(1)	30,500	3,040,698
CKD Corp.	230,300	5,009,593
en-japan, Inc.	170,300	5,149,136
Hennge KK(1)	39,300	2,819,381
IHI Corp.	326,100	6,097,045
IR Japan Holdings Ltd.	27,500	3,332,870
Isetan Mitsukoshi Holdings Ltd.	661,800	4,890,757
Japan Steel Works Ltd. (The)	244,000	6,361,852
JMDC, Inc.(1)	107,100	5,103,383
Kakaku.com, Inc.	145,000	4,591,970
Mabuchi Motor Co. Ltd.	161,200	7,180,282
Menicon Co. Ltd.	59,100	3,499,609
Nabtesco Corp.	85,400	3,657,235
Nextage Co. Ltd.	272,900	4,413,407
Nippon Gas Co. Ltd.	146,500	6,768,071
Open House Co. Ltd.	196,200	7,550,346
Ryohin Keikaku Co. Ltd.	293,600	6,659,417
SHIFT, Inc.(1)	48,600	5,867,492
SHO-BOND Holdings Co. Ltd.	170,500	7,482,901
Zeon Corp.	582,000	8,592,861
		122,955,703
Mexico — 0.5%
Grupo Aeroportuario del Centro Norte SAB de CV(1)	662,838	3,825,394
Netherlands — 4.0%
Alfen Beheer BV(1)	43,108	3,654,896
ASM International NV	24,949	6,727,076

Basic-Fit NV(1)	113,939	4,832,070
BE Semiconductor Industries NV	101,721	7,679,359
OCI NV(1)	279,707	6,005,395
		28,898,796
Norway — 1.2%
Bakkafrost P/F(1)	87,847	6,255,885
LINK Mobility Group Holding ASA(1)	379,666	2,389,744
		8,645,629
Panama — 0.6%
Copa Holdings SA, Class A(1)	44,313	4,062,173
Poland — 0.4%
Dino Polska SA(1)	38,928	2,553,353
South Korea — 2.4%
Hugel, Inc.(1)	31,965	4,892,747
SK Materials Co. Ltd.	29,324	7,985,451
Zinus, Inc.	50,366	4,177,597
		17,055,795
Sweden — 8.1%
AddTech AB, B Shares	263,540	3,830,643
BHG Group AB(1)	376,017	5,824,064
Desenio Group AB(1)	356,541	3,715,772
Lifco AB, B Shares	65,091	6,186,220
Nordic Entertainment Group AB, B Shares(1)	135,256	6,147,517
Samhallsbyggnadsbolaget i Norden AB(2)	1,120,619	3,502,601
Sinch AB(1)	48,640	9,082,465
Stillfront Group AB(1)	875,864	9,575,156
Trelleborg AB, B Shares(1)	416,180	10,588,516
		58,452,954
Switzerland — 3.7%
Cembra Money Bank AG	23,550	2,452,428
Comet Holding AG	9,325	2,183,083
Komax Holding AG(1)	8,487	2,195,944
SIG Combibloc Group AG(1)	302,847	6,716,641
Tecan Group AG	7,118	2,986,706
Zur Rose Group AG(1)	21,750	10,254,460
		26,789,262
Taiwan — 6.8%
Accton Technology Corp.	629,000	5,926,438
Advanced Wireless Semiconductor Co.	961,000	5,533,686
Airtac International Group	187,000	6,528,438
Alchip Technologies Ltd.	183,000	5,846,946
ASPEED Technology, Inc.	50,000	3,156,581
Chailease Holding Co. Ltd.	1,125,297	6,957,242
Gourmet Master Co. Ltd.	689,000	3,827,708
LandMark Optoelectronics Corp.	397,000	4,071,335
Merida Industry Co. Ltd.	206,000	2,112,236
Nien Made Enterprise Co. Ltd.	368,000	5,158,202
		49,118,812
United Kingdom — 13.9%
ASOS plc(1)	111,906	8,730,433
boohoo Group plc(1)	807,856	3,791,113
Dr. Martens plc(1)	928,086	6,379,709
Electrocomponents plc	765,892	10,347,449
Endava plc, ADR(1)	88,948	7,867,451
Fevertree Drinks plc	143,190	4,541,142

Future plc	264,187	7,161,369
Games Workshop Group plc	24,593	3,273,696
HomeServe plc	52,486	760,989
Howden Joinery Group plc(1)	704,872	6,820,222
Intermediate Capital Group plc	438,049	10,561,244
IWG plc(1)	1,263,526	6,318,038
JET2 plc(1)	268,554	5,439,654
S4 Capital plc(1)	466,648	2,883,278
Weir Group plc (The)(1)	314,416	8,670,883
WH Smith plc(1)	248,955	6,622,371
		100,169,041
TOTAL COMMON STOCKS (Cost $542,581,192)		718,409,411
TEMPORARY CASH INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $2,080,016)	2,080,016	2,080,016
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $3,673,105)	3,673,105	3,673,105
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $548,334,313)		724,162,532
OTHER ASSETS AND LIABILITIES — (0.6)%		(4,452,220)
TOTAL NET ASSETS — 100.0%		$719,710,312

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	28.2%
Information Technology	21.1%
Consumer Discretionary	18.2%
Materials	6.7%
Financials	5.9%
Health Care	5.5%
Communication Services	5.3%
Consumer Staples	3.9%
Utilities	2.1%
Real Estate	1.9%
Energy	1.0%
Cash and Equivalents*	0.2%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $15,340,613. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $16,509,105, which includes securities collateral of $12,836,000.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Canada	3,497,730	63,872,527	—
China	21,629,991	23,391,487	—
Israel	26,225,547	—	—
Panama	4,062,173	—	—
United Kingdom	7,867,451	92,301,590	—
Other Countries	—	475,560,915	—
Temporary Cash Investments	2,080,016	—	—
Temporary Cash Investments - Securities Lending Collateral	3,673,105	—	—
	69,036,013	655,126,519	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.